Intangible assets, net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

5	Intangible assets, net

	December 31, 2024	December 31, 2025	December 31, 2025
	S$’000	S$’000	US$’000

Developed technology	3,692	4,290	3,336
Others	5	5	4

Total	3,697	4,295	3,340
Less: accumulated amortization	(2,956)	(3,480)	(2,706)

Net book value	741	815	634

Amortization expenses for the year ended December 31, 2025 and 2024 was S$524,000 (US$408,000) and S$484,000 respectively. The weighted average remaining useful life of developed technology is 2 years 3 months.

The Company’s estimated aggregate future amortization expenses for intangible assets subject to amortization as of December 31, 2025, as follows:

December 31, 2025
S$’000

Financial year ending 2026	459
Financial year ending 2027 to 2028	378

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS